UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22061

Name of Fund:  BlackRock Funds II

BlackRock Managed Income Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 8.3%(a)
ALM VII R Ltd., Series 2013-7RA, Class A1R, (LIBOR USD 3 Month + 1.41%), 3.75%, 10/15/28(b)	USD	250	$250,619
Anchorage Capital CLO Ltd., Series 2018-10A, Class A1A, (LIBOR USD 3 Month + 1.20%), 3.63%, 10/15/31(b)		500	500,000
Ares XXXIR CLO Ltd., Series 2014-31RA, Class A2, (LIBOR USD 3 Month + 1.30%), 3.61%, 05/24/30(b)		500	496,248
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (LIBOR USD 3 Month + 1.17%), 3.51%, 10/15/30(b)		250	250,131
Ares XXXVR CLO Ltd., Series 2015-35RA, Class A2, (LIBOR USD 3 Month + 1.40%), 3.74%, 07/15/30(b)		1,000	998,093
Atlas Senior Loan Fund XI Ltd., Series 2018-11A, Class A1L, (LIBOR USD 3 Month + 1.10%), 3.44%, 07/26/31(b)		1,000	995,189
Barings CLO Ltd., Series 2018-3A, Class A1, (LIBOR USD 3 Month + 0.95%), 3.02%, 07/20/29(b)		500	498,671
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1R, (LIBOR USD 3 Month + 1.49%), 3.84%, 01/20/29(b)		500	501,286
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (LIBOR USD 3 Month + 1.10%), 3.45%, 01/20/31(b)		500	498,767
Benefit Street Partners CLO X Ltd.(b):
Series 2016-10A, Class A1, (LIBOR USD 3 Month + 1.49%), 3.83%, 01/15/29		250	250,345
Series 2016-10A, Class A2, (LIBOR USD 3 Month + 2.00%), 4.34%, 01/15/29		250	250,528
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-2RA, Class A1, (LIBOR USD 3 Month + 1.05%), 3.36%, 05/15/31(b)		500	498,305
Carlyle US CLO Ltd., Series 2017-4A, Class A1, (LIBOR USD 3 Month + 1.18%), 3.52%, 01/15/30(b)		250	250,044
CBAM Ltd.(b):
Series 2018-5A, Class B1, (LIBOR USD 3 Month + 1.40%), 3.70%, 04/17/31		1,000	987,936
Series 2018-6A, Class A, (LIBOR USD 3 Month + 0.94%), 3.33%, 07/15/31		500	498,535
Series 2018-6A, Class B1, (LIBOR USD 3 Month + 1.50%), 3.89%, 07/15/31		500	497,929
Cedar Funding VI CLO Ltd., Series 2016-6A, Class B, (LIBOR USD 3 Month + 1.93%), 4.28%, 10/20/28(b)		250	249,952
CIFC Funding Ltd.(b):
Series 2013-4A, Class A1RR, (LIBOR USD 3 Month + 1.06%), 3.15%, 04/27/31		1,000	997,289
Series 2013-4A, Class A2RR, (LIBOR USD 3 Month + 1.30%), 3.39%, 04/27/31		650	645,356
Series 2014-2RA, Class A1, (LIBOR USD 3 Month + 1.05%), 3.16%, 04/24/30		1,000	997,284
Series 2016-1A, Class A, (LIBOR USD 3 Month + 1.48%), 3.83%, 10/21/28		250	250,356
Grippen Park CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.26%), 3.61%, 01/20/30(b)		500	500,726
Highbridge Loan Management Ltd., Series 12A-18, Class A2, (LIBOR USD 3 Month + 1.50%), 3.87%, 07/18/31(b)		500	492,774
Madison Park Funding XXV Ltd., Series 2017-25A, Class A1, (LIBOR USD 3 Month + 1.18%), 3.52%, 04/25/29(b)		1,500	1,500,807
Madison Park Funding XXVII Ltd., Series 2018-27A, Class A1A, (LIBOR USD 3 Month + 1.03%), 3.38%, 04/20/30(b)		1,000	995,729
MP CLO III Ltd., Series 2013-1A, Class AR, (LIBOR USD 3 Month + 1.25%), 3.60%, 10/20/30(b)		250	250,317
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class A, (LIBOR USD 3 Month + 1.17%), 3.50%, 10/18/30(b)		750	750,887
Oaktree CLO Ltd., Series 2014-2A, Class A1AR, (LIBOR USD 3 Month + 1.22%), 3.57%, 10/20/26(b)		500	500,042

Security		Par (000)	Value
OCP CLO Ltd., Series 2012-2A, Class A1R, (LIBOR USD 3 Month + 1.40%), 3.71%, 11/22/25(b)	USD	157	$157,091
OZLM XIX Ltd., Series 2017-19A, Class A1, (LIBOR USD 3 Month + 1.22%), 3.56%, 11/22/30(b)		250	250,312
Palmer Square CLO Ltd., Series 2018-2A, Class A1A, (LIBOR USD 3 Month + 1.10%), 3.36%, 07/16/31(b)		1,000	996,380
Vibrant CLO III Ltd., Series 2015-3A, Class A1R, (LIBOR USD 3 Month + 1.48%), 3.83%, 04/20/26(b)		250	249,959
Webster Park CLO Ltd., Series 2015-1A, Class A1BR, (LIBOR USD 3 Month + 1.35%), 3.70%, 07/20/30(b)		1,000	994,746

Total Asset-Backed Securities — 8.3% (Cost: $19,053,635)			19,002,633

Corporate Bonds — 50.2%

Aerospace & Defense — 1.1%
Boeing Co. (The):
2.20%, 10/30/22		60	57,672
2.80%, 03/01/23		20	19,592
Harris Corp.:
3.83%, 04/27/25		75	73,559
4.40%, 06/15/28		115	115,414
L3 Technologies, Inc.:
4.95%, 02/15/21		50	51,425
3.85%, 06/15/23		100	100,125
Lockheed Martin Corp.:
3.35%, 09/15/21		100	100,002
2.90%, 03/01/25		150	143,446
4.07%, 12/15/42		60	58,322
3.80%, 03/01/45		75	70,181
Northrop Grumman Corp.:
2.08%, 10/15/20		145	141,815
2.55%, 10/15/22		170	163,899
3.25%, 01/15/28		260	244,484
4.03%, 10/15/47		55	51,578
Rockwell Collins, Inc.:
2.80%, 03/15/22		65	63,258
3.20%, 03/15/24		50	48,260
3.50%, 03/15/27		45	42,757
4.35%, 04/15/47		25	23,858
United Technologies Corp.:
1.90%, 05/04/20		12	11,756
3.35%, 08/16/21		270	269,622
1.95%, 11/01/21		100	95,601
3.65%, 08/16/23		185	184,178
2.80%, 05/04/24		170	161,187
4.13%, 11/16/28		120	119,180
4.50%, 06/01/42		105	103,805
4.63%, 11/16/48		50	50,278

			2,565,254
Air Freight & Logistics — 0.1%
FedEx Corp.:
3.25%, 04/01/26		65	62,642
4.55%, 04/01/46		90	88,144
4.40%, 01/15/47		50	47,758
4.05%, 02/15/48		40	36,297

			234,841
Airlines — 0.3%
American Airlines Pass-Through Trust, Series 2017-1, Class AA, 3.65%, 02/15/29		69	67,482
Delta Air Lines, Inc.:
2.88%, 03/13/20		50	49,596
2.60%, 12/04/20		105	102,710
3.63%, 03/15/22		258	254,772

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Airlines (continued)
United Airlines Pass-Through Trust, Series 2013-1, Class B, 5.38%, 08/15/21	USD	142	$145,859
Virgin Australia Pass-Through Trust, Series 2013-1, Class B, 6.00%, 10/23/20(a)		37	37,869

			658,288
Auto Components — 0.1%
Aptiv Corp., 4.15%, 03/15/24		157	157,310
Aptiv plc:
3.15%, 11/19/20		160	158,550
4.25%, 01/15/26		10	9,938

			325,798
Automobiles — 0.4%
BMW US Capital LLC, 1.85%, 09/15/21(a)		25	23,875
Daimler Finance North America LLC, 2.30%, 02/12/21(a)		150	146,088
Ford Motor Co.:
4.75%, 01/15/43		95	79,104
5.29%, 12/08/46		40	35,627
General Motors Co.:
5.20%, 04/01/45		155	140,810
6.75%, 04/01/46		49	53,038
5.95%, 04/01/49		30	29,798
Hyundai Capital America(a):
1.75%, 09/27/19		20	19,646
2.55%, 04/03/20		40	39,321
Nissan Motor Acceptance Corp. (a):
2.55%, 03/08/21		40	39,082
3.15%, 03/15/21		75	74,391
3.65%, 09/21/21		70	70,177
2.65%, 07/13/22		50	47,987
Volkswagen Group of America Finance LLC, 2.40%, 05/22/20(a)		200	196,599

			995,543
Banks — 13.9%
ANZ New Zealand Int’l Ltd., 2.20%, 07/17/20(a)		200	195,978
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21		450	448,002
Banco Santander SA, 3.13%, 02/23/23		200	189,813
Bank of America Corp.:
(LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/21(b)		80	78,596
(LIBOR USD 3 Month + 0.37%), 2.74%, 01/23/22(b)		125	122,929
(LIBOR USD 3 Month + 0.63%), 3.50%, 05/17/22(b)		850	849,533
2.50%, 10/21/22		210	201,088
3.30%, 01/11/23		80	78,889
(LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/23(b)		795	773,034
(LIBOR USD 3 Month + 0.78%), 3.55%, 03/05/24(b)		60	59,311
Series L, 3.95%, 04/21/25		350	342,685
4.45%, 03/03/26		325	325,392
4.25%, 10/22/26		91	89,957
Series L, 4.18%, 11/25/27		250	244,008
(LIBOR USD 3 Month + 1.51%), 3.71%, 04/24/28(b)		100	96,258
(LIBOR USD 3 Month + 1.37%), 3.59%, 07/21/28(b)		100	95,341
(LIBOR USD 3 Month + 1.31%), 4.27%, 07/23/29(b)		90	89,892
Series L, 4.75%, 04/21/45		125	125,707
Bank of Montreal, 1.90%, 08/27/21		150	144,071
Bank of Nova Scotia (The):
2.15%, 07/14/20		30	29,498
2.45%, 09/19/22		160	154,028
Barclays Bank plc, (LIBOR USD 3 Month + 0.65%), 2.99%, 08/07/20(b)		250	251,500

Security		Par (000)	Value
Banks (continued)
Barclays plc:
3.20%, 08/10/21	USD	350	$343,583
(USD Swap Semi 5 Year + 6.77%), 7.88%(b)(c)		200	206,750
3.68%, 01/10/23		200	194,781
(LIBOR USD 3 Month + 1.38%), 3.70%, 05/16/24(b)		200	198,953
BB&T Corp.:
5.25%, 11/01/19		150	153,499
2.15%, 02/01/21		480	468,488
2.05%, 05/10/21		100	96,872
3.20%, 09/03/21		420	417,513
BNP Paribas SA(a):
5.00%, 01/15/21		230	237,943
(USD Swap Semi 5 Year + 6.31%), 7.63%(b)(c)		225	236,250
3.50%, 03/01/23		200	195,078
(USD Swap Semi 5 Year + 2.84%), 5.13%(b)(c)		200	179,000
(USD Swap Semi 5 Year + 3.98%), 7.00%(b)(c)		200	201,350
(USD Swap Semi 5 Year + 1.48%), 4.38%, 03/01/33(b)		200	190,322
Citigroup, Inc.:
2.50%, 07/29/19		150	149,670
2.70%, 03/30/21		550	540,717
2.90%, 12/08/21		325	318,260
2.75%, 04/25/22		70	67,898
(LIBOR USD 3 Month + 0.72%), 3.14%, 01/24/23(b)		60	58,845
(LIBOR USD 3 Month + 0.95%), 2.88%, 07/24/23(b)		110	106,343
3.20%, 10/21/26		300	280,022
4.30%, 11/20/26		275	271,111
(LIBOR USD 3 Month + 1.39%), 3.67%, 07/24/28(b)		25	23,805
(LIBOR USD 3 Month + 1.19%), 4.08%, 04/23/29(b)		160	157,039
4.65%, 07/23/48		40	40,454
Citizens Bank NA, 2.55%, 05/13/21		520	506,589
Commonwealth Bank of Australia:
2.30%, 03/12/20		250	246,915
2.50%, 09/18/22(a)		100	95,795
Cooperatieve Rabobank UA:
1.38%, 08/09/19		250	246,893
3.88%, 02/08/22		150	151,131
3.88%, 09/26/23(a)		300	299,143
Credit Agricole SA, (USD Swap Semi 5 Year + 6.19%), 8.13%(a)(b)(c)		400	439,989
Credit Suisse Group Funding Guernsey Ltd.:
2.75%, 03/26/20		250	247,715
3.13%, 12/10/20		500	495,960
3.80%, 06/09/23		250	246,985
Danske Bank A/S, 2.20%, 03/02/20(a)		200	196,421
Discover Bank, 4.20%, 08/08/23		250	250,890
Fifth Third Bancorp, 2.60%, 06/15/22		180	173,335
HSBC Holdings plc:
3.40%, 03/08/21		350	349,318
2.95%, 05/25/21		780	769,455
(USD Swap Rate 5 Year + 5.51%), 6.87%(b)(c)		200	207,000
4.88%, 01/14/22		250	259,247
4.25%, 03/14/24		225	223,806
(USD Swap Rate 5 Year + 4.37%), 6.38%(b)(c)		200	198,250
(USD Swap Rate 5 Year + 3.61%), 6.50%(b)(c)		490	472,850
(LIBOR USD 3 Month + 1.53%), 4.58%, 06/19/29(b)		200	200,003
Huntington Bancshares, Inc.:
3.15%, 03/14/21		220	218,094
4.00%, 05/15/25		250	249,575
Huntington National Bank (The), 3.25%, 05/14/21		500	497,132
ING Groep NV, 4.10%, 10/02/23		200	200,149
Intesa Sanpaolo SpA:
3.88%, 01/15/19		200	200,176
3.88%, 01/12/28(a)		200	168,950

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
JPMorgan Chase & Co.:
2.30%, 08/15/21	USD	235	$228,488
(LIBOR USD 3 Month + 0.61%), 2.95%, 06/18/22(b)		95	95,197
3.25%, 09/23/22		60	59,470
2.97%, 01/15/23		840	818,131
(LIBOR USD 3 Month + 0.94%), 2.78%, 04/25/23(b)		275	267,111
3.38%, 05/01/23		175	171,780
2.70%, 05/18/23		70	67,312
(LIBOR USD 3 Month + 1.23%), 3.57%, 10/24/23(b)		260	265,180
(LIBOR USD 3 Month + 0.73%), 3.56%, 04/23/24(b)		125	123,697
(LIBOR USD 3 Month + 0.89%), 3.24%, 07/23/24(b)		110	110,365
(LIBOR USD 3 Month + 1.34%), 3.78%, 02/01/28(b)		25	24,329
(LIBOR USD 3 Month + 1.12%), 4.00%, 04/23/29(b)		70	68,814
(LIBOR USD 3 Month + 1.26%), 4.20%, 07/23/29(b)		30	29,911
Series U, (LIBOR USD 3 Month + 0.95%), 3.30%, 02/02/37(b)		40	35,450
5.60%, 07/15/41		75	86,571
5.63%, 08/16/43		200	227,259
4.85%, 02/01/44		130	136,621
4.95%, 06/01/45		105	110,108
Series W, (LIBOR USD 3 Month + 1.00%), 3.31%, 05/15/47(b)		192	168,941
(LIBOR USD 3 Month + 1.22%), 3.90%, 01/23/49(b)		75	67,711
KeyBank NA, 3.35%, 06/15/21		250	249,670
KeyCorp, 2.90%, 09/15/20		125	124,148
Lloyds Banking Group plc:
3.10%, 07/06/21		600	591,324
4.38%, 03/22/28		200	195,093
Macquarie Bank Ltd., (USD Swap Semi 5 Year + 3.70%), 6.13%(a)(b)(c)		200	182,500
Mitsubishi UFJ Financial Group, Inc.:
3.00%, 02/22/22		63	61,646
2.67%, 07/25/22		95	91,623
3.46%, 03/02/23		100	98,702
Mizuho Financial Group, Inc., 2.63%, 04/12/21(a)		200	195,095
National Australia Bank Ltd., 2.50%, 01/12/21		250	244,792
Nordea Bank AB, 2.13%, 05/29/20(a)		200	196,354
Regions Bank, (LIBOR USD 3 Month + 0.50%), 3.37%, 08/13/21(b)		485	483,547
Royal Bank of Canada:
2.35%, 10/30/20		50	49,186
2.50%, 01/19/21		50	49,184
2.75%, 02/01/22		30	29,412
Royal Bank of Scotland Group plc:(b)
(USD Swap Semi 5 Year + 7.60%), 8.63%(c)		200	214,250
(LIBOR USD 3 Month + 1.55%), 3.92%, 06/25/24		200	201,277
Santander Holdings USA, Inc., 3.70%, 03/28/22		100	98,770
Santander UK Group Holdings plc, 3.13%, 01/08/21		255	251,519
Santander UK plc(a):
2.13%, 11/03/20		200	194,591
5.00%, 11/07/23		200	201,617
Skandinaviska Enskilda Banken AB, 2.45%, 05/27/20(a)		400	394,658
Societe Generale SA(a)(b)(c):
(USD Swap Rate 5 Year + 5.87%), 8.00%		400	421,676
(USD Swap Semi 5 Year + 3.93%), 6.75%		200	186,600
Standard Chartered plc, (USD Swap Semi 5 Year + 6.30%), 7.50%(a)(b)(c)		200	205,500
Sumitomo Mitsui Financial Group, Inc.:
(LIBOR USD 3 Month + 1.68%), 4.01%, 03/09/21(b)		120	123,512
3.10%, 01/17/23		265	257,886
SunTrust Bank:
2.25%, 01/31/20		30	29,665
2.45%, 08/01/22		100	96,042

Security		Par (000)	Value
Banks (continued)
SunTrust Banks, Inc.:
2.70%, 01/27/22	USD	15	$14,596
4.00%, 05/01/25		80	80,200
Svenska Handelsbanken AB, 2.40%, 10/01/20		500	491,099
Swedbank AB, 2.65%, 03/10/21(a)		200	196,163
Toronto-Dominion Bank (The):
2.50%, 12/14/20		115	113,315
2.55%, 01/25/21		50	49,252
1.80%, 07/13/21		100	96,143
UBS Group Funding Switzerland AG(a):
2.95%, 09/24/20		200	198,100
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(b)		200	192,064
(USD Swap Semi 5 Year + 4.87%), 7.00%(b)(c)		200	212,331
US Bancorp, Series V, 2.63%, 01/24/22		175	171,081
US Bank NA, 2.80%, 01/27/25		250	237,928
Wells Fargo & Co.:
2.55%, 12/07/20		300	295,278
2.50%, 03/04/21		350	342,787
2.10%, 07/26/21		300	288,889
2.63%, 07/22/22		115	111,073
Series M, 3.45%, 02/13/23		30	29,469
3.00%, 02/19/25		75	70,994
3.55%, 09/29/25		100	97,465
4.10%, 06/03/26		115	113,675
4.90%, 11/17/45		175	177,299
4.40%, 06/14/46		250	235,496
Wells Fargo Bank NA, 2.60%, 01/15/21		250	245,789
Westpac Banking Corp.:
2.15%, 03/06/20		385	380,068
2.80%, 01/11/22		80	78,200
2.75%, 01/11/23		50	48,239
(USD Swap Rate 5 Year + 2.89%), 5.00%(b)(c)		390	347,080

			31,928,180
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc.:
3.30%, 02/01/23		390	385,579
3.65%, 02/01/26		395	383,820
4.70%, 02/01/36		150	150,202
4.90%, 02/01/46		172	173,947
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 04/15/48		95	92,025
Constellation Brands, Inc., 3.20%, 02/15/23		40	38,750
Keurig Dr Pepper Inc, 4.06%, 05/25/23(a)		55	55,096
Molson Coors Brewing Co., 4.20%, 07/15/46		25	22,151
PepsiCo, Inc., 2.15%, 10/14/20		25	24,599

			1,326,169
Biotechnology — 0.8%
AbbVie, Inc.:
2.50%, 05/14/20		60	59,328
2.30%, 05/14/21		310	301,723
2.90%, 11/06/22		180	174,871
2.85%, 05/14/23		110	105,914
3.75%, 11/14/23		5	4,980
3.20%, 05/14/26		225	209,505
4.25%, 11/14/28		35	34,604
4.45%, 05/14/46		75	68,944
4.88%, 11/14/48		25	24,597
Amgen, Inc.:
3.88%, 11/15/21		100	101,438
3.63%, 05/15/22		55	55,286
4.40%, 05/01/45		100	96,803
4.66%, 06/15/51		51	50,455

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Biotechnology (continued)
Baxalta, Inc.:
3.60%, 06/23/22	USD	9	$8,936
5.25%, 06/23/45		15	16,111
Celgene Corp., 2.25%, 08/15/21		30	28,995
Gilead Sciences, Inc.:
4.40%, 12/01/21		50	51,636
3.25%, 09/01/22		70	69,654
2.50%, 09/01/23		45	42,947
3.50%, 02/01/25		100	98,246
4.50%, 02/01/45		6	5,961
4.75%, 03/01/46		115	118,537
4.15%, 03/01/47		75	71,055

			1,800,526
Capital Markets — 3.0%
Bank of New York Mellon Corp. (The):
2.50%, 04/15/21		75	73,641
2.05%, 05/03/21		100	97,009
2.95%, 01/29/23		50	48,775
2.20%, 08/16/23		125	117,370
Credit Suisse AG, 3.00%, 10/29/21		300	295,791
Credit Suisse Group AG(a)(b)(c):
(USD Swap Semi 5 Year + 4.60%), 7.50%		425	437,219
(USD Swap Semi 5 Year + 4.33%), 7.25%		200	200,750
Deutsche Bank AG, 2.95%, 08/20/20		80	78,614
Goldman Sachs Group, Inc. (The):
2.60%, 12/27/20		65	63,956
3.00%, 04/26/22		365	357,603
(LIBOR USD 3 Month + 1.11%), 3.44%, 04/26/22(b)		920	930,879
3.63%, 01/22/23		70	69,739
(LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/23(b)		260	251,475
(LIBOR USD 3 Month + 0.99%), 2.90%, 07/24/23(b)		80	77,294
3.50%, 01/23/25		50	48,433
3.75%, 02/25/26		100	97,166
(LIBOR USD 3 Month + 1.30%), 4.22%, 05/01/29(b)		300	295,607
6.75%, 10/01/37		100	120,296
5.15%, 05/22/45		105	107,161
ING Bank NV, 2.50%, 10/01/19(a)		250	248,593
Intercontinental Exchange, Inc.:
2.35%, 09/15/22		50	48,022
4.25%, 09/21/48		40	39,360
Lehman Brothers Holdings, Inc., 6.88%, 07/17/37(d)(e)(f)		203	–
Moody’s Corp., 2.75%, 12/15/21		110	107,584
Morgan Stanley:
5.63%, 09/23/19		100	102,488
2.50%, 04/21/21		20	19,541
2.63%, 11/17/21		370	359,755
2.75%, 05/19/22		210	203,644
(LIBOR USD 3 Month + 0.93%), 3.28%, 07/22/22(b)		500	504,298
3.13%, 01/23/23		70	68,259
3.75%, 02/25/23		250	249,953
(LIBOR USD 3 Month + 0.85%), 3.74%, 04/24/24(b)		95	94,193
3.88%, 01/27/26		225	221,167
(LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/28(b)		150	142,318
(LIBOR USD 3 Month + 1.14%), 3.77%, 01/24/29(b)		250	239,974
(LIBOR USD 3 Month + 1.46%), 3.97%, 07/22/38(b)		100	93,367
4.30%, 01/27/45		65	62,623
State Street Corp., 3.55%, 08/18/25		175	173,508
UBS AG, 2.38%, 08/14/19		250	248,974

			6,996,399
Chemicals — 0.5%
Airgas, Inc., 2.38%, 02/15/20		30	29,650
Dow Chemical Co. (The), 4.38%, 11/15/42		89	84,424

Security		Par (000)	Value
Chemicals (continued)
Eastman Chemical Co., 3.80%, 03/15/25	USD	100	$98,698
EI du Pont de Nemours & Co., 2.20%, 05/01/20		110	108,556
Praxair, Inc., 3.00%, 09/01/21		50	49,517
Sherwin-Williams Co. (The):
2.25%, 05/15/20		600	591,207
4.50%, 06/01/47		150	144,268

			1,106,320
Commercial Services & Supplies — 0.1%
Republic Services, Inc.:
5.25%, 11/15/21		60	63,134
3.38%, 11/15/27		35	33,379
3.95%, 05/15/28		40	39,755

			136,268
Communications Equipment — 0.1%
Cisco Systems, Inc.:
1.85%, 09/20/21		100	96,426
2.50%, 09/20/26		150	138,732

			235,158
Consumer Finance — 2.7%
AerCap Ireland Capital DAC:
4.25%, 07/01/20		150	151,513
4.50%, 05/15/21		150	152,328
4.63%, 07/01/22		430	438,739
4.13%, 07/03/23		150	148,896
3.50%, 01/15/25		150	141,350
American Express Co.:
2.20%, 10/30/20		245	239,831
(LIBOR USD 3 Month + 0.53%), 2.84%, 05/17/21(b)		45	45,246
2.50%, 08/01/22		165	158,171
American Express Credit Corp., 2.38%, 05/26/20		150	148,142
American Honda Finance Corp.:
1.65%, 07/12/21		30	28,772
2.60%, 11/16/22		30	29,089
3.45%, 07/14/23		115	114,825
Capital One Financial Corp.:
2.40%, 10/30/20		75	73,430
3.05%, 03/09/22		430	420,423
3.50%, 06/15/23		135	132,535
4.25%, 04/30/25		150	149,386
Caterpillar Financial Services Corp.:
3.15%, 09/07/21		55	54,935
2.40%, 06/06/22		35	33,925
2.55%, 11/29/22		50	48,522
Discover Financial Services:
3.85%, 11/21/22		60	59,324
4.10%, 02/09/27		175	167,281
Ford Motor Credit Co. LLC:
2.68%, 01/09/20		500	494,797
2.46%, 03/27/20		200	196,640
3.34%, 03/18/21		240	236,584
3.81%, 10/12/21		200	198,576
4.13%, 08/04/25		200	189,006
General Motors Financial Co., Inc.:
2.65%, 04/13/20		130	128,738
3.20%, 07/06/21		55	54,312
4.38%, 09/25/21		160	162,835
3.25%, 01/05/23		550	530,363
3.70%, 05/09/23		70	68,395
4.15%, 06/19/23		35	34,860
4.00%, 01/15/25		50	48,366
4.30%, 07/13/25		35	34,043

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Consumer Finance (continued)
Harley-Davidson Financial Services, Inc., 2.55%, 06/09/22(a)	USD	40	$38,027
HSBC USA, Inc., 2.75%, 08/07/20		100	99,171
John Deere Capital Corp.:
2.38%, 07/14/20		100	98,739
2.35%, 01/08/21		25	24,559
2.80%, 09/08/27		145	134,728
PACCAR Financial Corp., 2.80%, 03/01/21		60	59,377
Synchrony Financial, 2.70%, 02/03/20		100	98,878
Toyota Motor Credit Corp.:
1.90%, 04/08/21		50	48,438
2.75%, 05/17/21		125	123,565
2.80%, 07/13/22		50	49,029

			6,088,689
Containers & Packaging — 0.1%
International Paper Co., 4.35%, 08/15/48		100	91,224
WestRock Co., 4.00%, 03/15/28(a)		140	137,661

			228,885
Diversified Consumer Services — 0.0%
Boston University, Series CC, 4.06%, 10/01/48		21	20,822
Northwestern University, Series 2017, 3.66%, 12/01/57		27	25,761

			46,583
Diversified Financial Services — 0.4%
AXA Equitable Holdings, Inc., 3.90%, 04/20/23(a)		50	49,635
GE Capital International Funding Co. Unlimited Co.:
2.34%, 11/15/20		200	195,423
4.42%, 11/15/35		200	188,231
Shell International Finance BV:
1.88%, 05/10/21		210	203,241
3.63%, 08/21/42		100	92,782
Synchrony Bank, 3.00%, 06/15/22		250	239,648

			968,960
Diversified Telecommunication Services — 1.6%
AT&T, Inc.:
3.20%, 03/01/22		560	551,694
2.63%, 12/01/22		80	76,548
3.60%, 02/17/23		260	258,322
4.10%, 02/15/28(a)		70	67,958
4.30%, 02/15/30(a)		129	124,059
4.50%, 05/15/35		150	140,140
5.35%, 09/01/40		70	69,421
5.15%, 03/15/42		195	188,205
5.45%, 03/01/47		5	4,996
4.50%, 03/09/48		145	126,525
Bell Canada, Inc., 4.46%, 04/01/48		45	44,253
Deutsche Telekom International Finance BV, 2.23%, 01/17/20(a)		150	148,203
Orange SA, 1.63%, 11/03/19		125	123,100
Telefonica Emisiones SAU:
5.88%, 07/15/19		75	76,650
5.13%, 04/27/20		30	30,833
4.90%, 03/06/48		160	149,021
Verizon Communications, Inc.:
2.95%, 03/15/22		295	290,316
5.15%, 09/15/23		90	96,340
4.50%, 08/10/33		250	247,943
4.27%, 01/15/36		300	285,897
5.25%, 03/16/37		85	90,625
4.81%, 03/15/39		70	70,567
3.85%, 11/01/42		258	223,135

Security		Par (000)	Value
Diversified Telecommunication Services (continued)
4.52%, 09/15/48	USD	75	$71,323
4.67%, 03/15/55		104	97,772

			3,653,846
Electric Utilities — 2.1%
Alliant Energy Finance LLC, 3.75%, 06/15/23(a)		65	64,714
American Electric Power Co., Inc., 2.15%, 11/13/20		120	117,442
Baltimore Gas & Electric Co.:
3.50%, 11/15/21		100	100,026
4.25%, 09/15/48		25	24,867
DTE Electric Co.:
3.90%, 06/01/21		75	75,862
4.30%, 07/01/44		50	51,042
Duke Energy Carolinas LLC, 6.10%, 06/01/37		249	301,852
Duke Energy Corp.:
1.80%, 09/01/21		70	66,950
3.55%, 09/15/21		75	75,245
2.40%, 08/15/22		100	95,669
3.95%, 10/15/23		180	182,213
2.65%, 09/01/26		20	18,083
3.75%, 09/01/46		40	35,150
Duke Energy Progress LLC:
2.80%, 05/15/22		45	44,138
4.15%, 12/01/44		80	78,112
Emera, Inc., Series 16-A, (LIBOR USD 3 Month + 5.44%), 6.75%, 06/15/76(b)		45	47,925
Enel Finance International NV, 4.25%, 09/14/23(a)		200	197,561
Entergy Corp., 2.95%, 09/01/26		125	114,848
Eversource Energy, Series K, 2.75%, 03/15/22		75	73,406
Exelon Corp.:
2.85%, 06/15/20		40	39,648
2.45%, 04/15/21		100	97,185
3.95%, 06/15/25		375	373,908
3.40%, 04/15/26		5	4,784
4.45%, 04/15/46		50	48,472
FirstEnergy Corp.:
Series A, 2.85%, 07/15/22		17	16,434
Series B, 3.90%, 07/15/27		200	194,552
Florida Power & Light Co.:
4.13%, 02/01/42		100	100,406
3.70%, 12/01/47		60	55,254
Georgia Power Co.:
Series C, 2.00%, 09/08/20		45	43,873
2.85%, 05/15/22		45	43,839
MidAmerican Energy Co., 3.65%, 08/01/48		50	45,903
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(a)		40	39,638
NextEra Energy Capital Holdings, Inc.:
Series H, 3.34%, 09/01/20		235	235,518
3.55%, 05/01/27		15	14,432
Ohio Power Co., Series D, 6.60%, 03/01/33		229	287,113
Oncor Electric Delivery Co. LLC, 4.10%, 11/15/48(a)		135	133,723
Pacific Gas & Electric Co.:
4.25%, 08/01/23(a)		120	120,618
3.30%, 12/01/27		100	91,423
4.65%, 08/01/28(a)		100	100,714
4.75%, 02/15/44		75	72,988
4.30%, 03/15/45		10	9,153
4.00%, 12/01/46		64	56,047
PacifiCorp, 4.10%, 02/01/42		50	48,993
PPL Electric Utilities Corp., 3.95%, 06/01/47		75	72,274
Progress Energy, Inc., 6.00%, 12/01/39		75	89,665
Public Service Co. of Colorado, 3.60%, 09/15/42		60	55,127
Southern California Edison Co., 4.50%, 09/01/40		30	30,292
Southern Co. (The), 4.40%, 07/01/46		100	95,256

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Electric Utilities (continued)
Toledo Edison Co. (The), 6.15%, 05/15/37	USD	40	$47,958
Virginia Electric & Power Co.:
5.00%, 06/30/19		10	10,146
2.95%, 01/15/22		90	88,606
Series C, 2.75%, 03/15/23		150	145,252
4.45%, 02/15/44		150	151,835
Series B, 4.20%, 05/15/45		100	97,403

			4,923,537
Electrical Equipment — 0.1%
Eaton Corp.:
3.10%, 09/15/27		75	69,978
4.15%, 11/02/42		75	71,045

			141,023
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp.:
2.20%, 04/01/20		80	78,594
4.00%, 02/01/22		60	60,803
Corning, Inc., 2.90%, 05/15/22		30	29,344

			168,741
Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC:
3.20%, 08/15/21		20	19,896
2.77%, 12/15/22		75	72,665
Halliburton Co.:
3.80%, 11/15/25		65	64,443
5.00%, 11/15/45		115	122,815
Schlumberger Holdings Corp., 3.00%, 12/21/20(a)		190	188,653

			468,472
Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.:
2.80%, 06/01/20		77	76,276
3.30%, 02/15/21		200	198,783
3.50%, 01/31/23		160	157,365
4.40%, 02/15/26		130	130,150
AvalonBay Communities, Inc.:
3.63%, 10/01/20		30	30,142
3.95%, 01/15/21		25	25,243
2.95%, 09/15/22		30	29,332
2.90%, 10/15/26		75	69,877
Boston Properties LP, 4.13%, 05/15/21		20	20,339
Crown Castle International Corp.:
3.40%, 02/15/21		801	798,945
2.25%, 09/01/21		50	48,027
4.88%, 04/15/22		80	82,544
5.25%, 01/15/23		275	288,301
4.45%, 02/15/26		75	75,398
3.65%, 09/01/27		120	112,745
Duke Realty LP, 4.00%, 09/15/28		50	49,291
ERP Operating LP:
2.38%, 07/01/19		50	49,802
4.75%, 07/15/20		35	35,750
2.85%, 11/01/26		75	69,491
Prologis LP, 3.88%, 09/15/28		50	50,188
Realty Income Corp.:
3.25%, 10/15/22		95	93,783
3.00%, 01/15/27		125	115,181
Simon Property Group LP, 2.63%, 06/15/22		40	38,790

			2,645,743
Food & Staples Retailing — 0.6%
Alimentation Couche-Tard, Inc., 2.70%, 07/26/22(a)		75	72,094
Kroger Co. (The), 4.45%, 02/01/47		65	59,517

Security		Par (000)	Value
Food & Staples Retailing (continued)
Walgreen Co., 3.10%, 09/15/22	USD	20	$19,542
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/19		225	224,246
3.30%, 11/18/21		440	438,200
3.45%, 06/01/26		80	75,916
4.65%, 06/01/46		50	47,823
Walmart, Inc.:
2.65%, 12/15/24		117	111,993
3.55%, 06/26/25		46	46,229
3.70%, 06/26/28		165	165,045
4.30%, 04/22/44		65	67,139
4.05%, 06/29/48		105	105,155

			1,432,899
Food Products — 0.6%
Campbell Soup Co., 3.30%, 03/15/21		135	133,715
General Mills, Inc.:
3.70%, 10/17/23		185	183,867
4.00%, 04/17/25		150	148,468
Kraft Heinz Foods Co.:
3.50%, 07/15/22		20	19,848
3.00%, 06/01/26		120	109,536
5.00%, 06/04/42		35	33,419
4.38%, 06/01/46		80	70,656
Nestle Holdings, Inc., 3.90%, 09/24/38(a)		150	147,557
Tyson Foods, Inc.:
2.25%, 08/23/21		90	86,624
3.90%, 09/28/23		40	40,157
3.95%, 08/15/24		100	99,764
Wm Wrigley Jr Co.:(a)
2.90%, 10/21/19		350	349,330
3.38%, 10/21/20		70	70,078

			1,493,019
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories:
2.55%, 03/15/22		100	97,083
3.25%, 04/15/23		195	193,453
3.88%, 09/15/25		40	40,259
3.75%, 11/30/26		75	74,790
4.75%, 11/30/36		85	90,460
4.90%, 11/30/46		130	141,185
Becton Dickinson and Co.:
2.40%, 06/05/20		205	201,888
3.13%, 11/08/21		250	246,029
3.70%, 06/06/27		213	203,678
Danaher Corp., 2.40%, 09/15/20		75	73,783
Medtronic, Inc.:
2.50%, 03/15/20		260	258,269
3.15%, 03/15/22		50	49,661
4.38%, 03/15/35		225	232,689
4.63%, 03/15/45		100	105,913
Stryker Corp., 4.38%, 01/15/20		50	50,799

			2,059,939
Health Care Providers & Services — 1.5%
Aetna, Inc.:
2.75%, 11/15/22		25	24,112
2.80%, 06/15/23		190	182,050
4.75%, 03/15/44		50	49,321
Anthem, Inc.:
2.95%, 12/01/22		305	296,541
4.10%, 03/01/28		40	39,396
4.65%, 01/15/43		30	29,534
4.38%, 12/01/47		50	47,418

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Providers & Services (continued)
CVS Health Corp.:
2.80%, 07/20/20	USD	135	$133,747
2.13%, 06/01/21		110	106,175
3.50%, 07/20/22		150	148,856
3.70%, 03/09/23		945	940,054
4.30%, 03/25/28		60	59,530
4.78%, 03/25/38		290	288,611
5.30%, 12/05/43		70	73,154
5.13%, 07/20/45		100	102,803
5.05%, 03/25/48		25	25,571
HCA, Inc., 5.50%, 06/15/47		90	91,238
Kaiser Foundation Hospitals, 4.15%, 05/01/47		40	39,950
Northwell Healthcare, Inc., 4.26%, 11/01/47		19	18,061
UnitedHealth Group, Inc.:
2.70%, 07/15/20		160	158,994
3.35%, 07/15/22		120	119,833
3.10%, 03/15/26		60	57,652
4.38%, 03/15/42		85	86,321
4.75%, 07/15/45		105	112,371
3.75%, 10/15/47		50	46,487
4.25%, 06/15/48		100	100,366

			3,378,146
Hotels, Restaurants & Leisure — 0.3%
Carnival Corp., 3.95%, 10/15/20		80	81,145
Marriott International, Inc.:
2.88%, 03/01/21		60	59,095
Series N, 3.13%, 10/15/21		70	69,088
2.30%, 01/15/22		60	57,533
McDonald’s Corp.:
2.63%, 01/15/22		60	58,376
4.70%, 12/09/35		125	129,936
4.45%, 03/01/47		75	73,647
4.45%, 09/01/48		50	49,025

			577,845
Household Durables — 0.1%
Newell Brands, Inc.:
3.85%, 04/01/23		80	78,299
4.20%, 04/01/26		45	42,800

			121,099
Household Products — 0.1%
Reckitt Benckiser Treasury Services plc, 3.00%, 06/26/27(a)		200	185,691

Industrial Conglomerates — 0.3%
General Electric Co.:
4.38%, 09/16/20		125	127,704
4.65%, 10/17/21		85	87,770
3.15%, 09/07/22		110	108,438
5.88%, 01/14/38		125	139,531
4.50%, 03/11/44		34	32,069
Honeywell International, Inc.:
1.85%, 11/01/21		40	38,486
2.50%, 11/01/26		60	55,532
3.81%, 11/21/47		20	19,015
Roper Technologies, Inc., 2.80%, 12/15/21		50	48,860

			657,405
Insurance — 1.0%
Allstate Corp. (The), Series B, (LIBOR USD 3 Month + 2.94%), 5.75%, 08/15/53(b)		325	334,750
American International Group, Inc.:
3.38%, 08/15/20		46	46,028
3.90%, 04/01/26		200	195,524
Aon plc:
2.80%, 03/15/21		190	186,610
4.45%, 05/24/43		90	85,386

Security		Par (000)	Value
Insurance (continued)
Hartford Financial Services Group, Inc. (The):(a)
5.13%, 04/15/22	USD	70	$73,414
(LIBOR USD 3 Month + 2.13%), 4.44%, 02/12/47(b)		100	94,000
4.40%, 03/15/48		20	19,301
Jackson National Life Global Funding, 2.50%, 06/27/22(a)		80	77,000
Marsh & McLennan Cos., Inc.:
2.35%, 03/06/20		30	29,601
2.75%, 01/30/22		40	38,995
4.35%, 01/30/47		75	71,686
MetLife, Inc.:
4.72%, 12/15/44		35	36,014
4.05%, 03/01/45		25	23,389
Metropolitan Life Global Funding I, 2.40%, 01/08/21(a)		450	441,490
New York Life Global Funding, 2.00%, 04/13/21(a)		50	48,516
Principal Life Global Funding II, 2.63%, 11/19/20(a)		50	49,313
Prudential Financial, Inc., 4.42%, 03/27/48		60	58,993
Teachers Insurance & Annuity Association of America:(a)
6.85%, 12/16/39		7	9,187
4.27%, 05/15/47		50	48,507
Travelers Cos., Inc. (The), 4.30%, 08/25/45		85	85,372
Willis North America, Inc., 4.50%, 09/15/28		80	79,977
Willis Towers Watson plc, 5.75%, 03/15/21		94	98,537

			2,231,590
Internet & Direct Marketing Retail — 0.3%
Amazon.com, Inc.:
3.30%, 12/05/21		30	30,075
2.40%, 02/22/23		50	48,105
3.15%, 08/22/27		220	210,794
3.88%, 08/22/37		155	151,753
Booking Holdings, Inc.:
2.75%, 03/15/23		40	38,331
3.55%, 03/15/28		70	66,917
Expedia Group, Inc., 5.95%, 08/15/20		100	104,519

			650,494
Internet Software & Services — 0.2%
Baidu, Inc.:
2.75%, 06/09/19		200	199,100
3.00%, 06/30/20		200	197,933
eBay, Inc., 2.75%, 01/30/23		50	48,020

			445,053
IT Services — 0.5%
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		194	195,080
2.25%, 08/15/21		325	313,826
4.75%, 05/15/48		75	74,382
International Business Machines Corp., 2.88%, 11/09/22		100	97,897
Mastercard, Inc., 3.50%, 02/26/28		30	29,620
Total System Services, Inc.:
3.75%, 06/01/23		35	34,692
4.80%, 04/01/26		50	51,449
Visa, Inc.:
2.80%, 12/14/22		115	112,718
3.15%, 12/14/25		155	150,291
3.65%, 09/15/47		35	32,600

			1,092,555
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.:
3.60%, 08/15/21		100	100,329
3.30%, 02/15/22		35	34,678
3.15%, 01/15/23		200	195,463
3.00%, 04/15/23		60	58,170
4.10%, 08/15/47		20	18,747

			407,387

7

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Machinery — 0.0%
Parker-Hannifin Corp., 3.25%, 03/01/27	USD	35	$33,572

Media — 2.1%
21st Century Fox America, Inc.:
6.40%, 12/15/35		75	95,584
6.15%, 03/01/37		50	62,154
CBS Corp.:
4.30%, 02/15/21		30	30,481
4.60%, 01/15/45		14	13,225
Charter Communications Operating LLC(a):
3.58%, 07/23/20		20	19,930
3.58%, 07/23/20		30	30,017
4.46%, 07/23/22		875	889,651
4.50%, 02/01/24		140	140,858
6.38%, 10/23/35		59	63,454
6.48%, 10/23/45		346	371,944
5.75%, 04/01/48		40	40,025
6.83%, 10/23/55		12	13,245
Comcast Corp.:
1.63%, 01/15/22		20	18,831
2.75%, 03/01/23		60	58,014
3.15%, 03/01/26		85	80,247
3.20%, 07/15/36		100	83,441
6.95%, 08/15/37		24	29,641
4.50%, 01/15/43		110	105,761
4.60%, 08/15/45		60	58,752
4.00%, 03/01/48		42	37,696
Cox Communications, Inc. (a):
3.25%, 12/15/22		270	262,287
3.15%, 08/15/24		60	56,780
4.60%, 08/15/47		48	44,889
Discovery Communications LLC:
5.05%, 06/01/20		50	51,355
3.30%, 05/15/22		50	48,990
2.95%, 03/20/23		170	162,596
3.25%, 04/01/23		250	241,031
5.00%, 09/20/37		75	73,131
5.20%, 09/20/47		60	58,664
Grupo Televisa SAB, 6.63%, 03/18/25		200	225,680
Interpublic Group of Cos., Inc. (The):
3.50%, 10/01/20		55	55,005
3.75%, 10/01/21		20	20,040
4.65%, 10/01/28		110	110,164
NBCUniversal Enterprise, Inc., (LIBOR USD 3 Month + 0.40%), 2.74%, 04/01/21(a)(b)		100	100,217
Omnicom Group, Inc., 4.45%, 08/15/20		130	132,646
RELX Capital, Inc., 3.50%, 03/16/23		40	39,489
Sky plc, 3.75%, 09/16/24(a)		200	199,474
Time Warner Cable LLC:
4.00%, 09/01/21		100	100,603
4.50%, 09/15/42		37	31,576
Viacom, Inc.:
4.38%, 03/15/43		25	21,818
5.85%, 09/01/43		54	57,131
(LIBOR USD 3 Month + 3.90%), 5.88%, 02/28/57(b)		60	58,806
(LIBOR USD 3 Month + 3.90%), 6.25%, 02/28/57(b)		20	19,706
Warner Media LLC:
4.70%, 01/15/21		85	87,293
3.40%, 06/15/22		50	49,456
3.60%, 07/15/25		42	40,246
3.88%, 01/15/26		83	80,538
3.80%, 02/15/27		70	66,959

Security		Par (000)	Value
Media (continued)
4.65%, 06/01/44	USD	17	$15,290
4.85%, 07/15/45		58	54,092

			4,808,903
Metals & Mining — 0.3%
Barrick North America Finance LLC, 5.75%, 05/01/43		50	55,510
BHP Billiton Finance USA Ltd.:
2.88%, 02/24/22		25	24,599
5.00%, 09/30/43		50	55,505
Newmont Mining Corp.:
3.50%, 03/15/22		40	39,661
4.88%, 03/15/42		25	24,336
Nucor Corp., 4.40%, 05/01/48		25	24,431
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28		100	124,638
Southern Copper Corp., 5.88%, 04/23/45		50	54,737
Vale Overseas Ltd.:
4.38%, 01/11/22		75	75,563
6.25%, 08/10/26		125	135,778

			614,758
Multiline Retail — 0.0%
Target Corp.:
2.50%, 04/15/26		35	32,398
3.90%, 11/15/47		5	4,690

			37,088
Multi-Utilities — 0.4%
Berkshire Hathaway Energy Co.:
2.38%, 01/15/21		60	59,031
5.95%, 05/15/37		165	195,200
CenterPoint Energy, Inc., 2.50%, 09/01/22		25	23,895
CMS Energy Corp., 3.00%, 05/15/26		45	42,107
Consumers Energy Co., 2.85%, 05/15/22		25	24,639
Dominion Energy, Inc. (g):
2.96%, 07/01/19		75	74,962
4.10%, 04/01/21		35	35,252
DTE Energy Co., Series D, 3.70%, 08/01/23		60	59,899
NiSource, Inc., 4.80%, 02/15/44		125	126,524
Sempra Energy, (LIBOR USD 3 Month + 0.50%), 2.84%, 01/15/21(b)		40	40,010
WEC Energy Group, Inc., 3.38%, 06/15/21		305	305,069

			986,588
Oil, Gas & Consumable Fuels — 4.7%
Anadarko Petroleum Corp., 6.45%, 09/15/36		75	85,581
Andeavor Logistics LP:
6.25%, 10/15/22		8	8,220
3.50%, 12/01/22		210	206,781
4.25%, 12/01/27		25	24,427
Apache Corp.:
3.63%, 02/01/21		71	70,942
3.25%, 04/15/22		40	39,375
4.38%, 10/15/28		85	83,365
5.10%, 09/01/40		50	49,452
4.25%, 01/15/44		50	44,323
BP Capital Markets plc:
2.52%, 01/15/20		50	49,714
4.50%, 10/01/20		30	30,753
3.56%, 11/01/21		50	50,328
3.25%, 05/06/22		50	49,674
2.52%, 09/19/22		30	28,984
Buckeye Partners LP, (LIBOR USD 3 Month + 4.02%), 6.38%, 01/22/78(b)		50	47,455
Canadian Natural Resources Ltd.:
2.95%, 01/15/23		65	62,698
3.85%, 06/01/27		20	19,477

8

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
4.95%, 06/01/47	USD	50	$51,855
Cenovus Energy, Inc.:
3.00%, 08/15/22		150	143,691
4.25%, 04/15/27		50	48,333
5.40%, 06/15/47		50	50,017
Chevron Corp.:
2.41%, 03/03/22		75	72,966
2.50%, 03/03/22		70	68,363
2.36%, 12/05/22		50	48,190
Cimarex Energy Co., 3.90%, 05/15/27		175	167,178
Concho Resources, Inc., 3.75%, 10/01/27		205	195,672
ConocoPhillips Co., 4.95%, 03/15/26		155	167,308
Continental Resources, Inc.:
4.50%, 04/15/23		455	463,009
3.80%, 06/01/24		75	73,550
4.38%, 01/15/28		75	74,439
4.90%, 06/01/44		55	54,311
Devon Energy Corp.:
4.00%, 07/15/21		50	50,468
3.25%, 05/15/22		360	353,674
4.75%, 05/15/42		50	47,727
Enbridge Energy Partners LP, 4.38%, 10/15/20		35	35,511
Enbridge, Inc.:
2.90%, 07/15/22		130	126,094
3.70%, 07/15/27		100	96,575
4.50%, 06/10/44		5	4,852
Series 16-A, (LIBOR USD 3 Month + 3.89%), 6.00%, 01/15/77(b)		225	216,189
(LIBOR USD 3 Month + 3.64%), 6.25%, 03/01/78(b)		255	246,438
Encana Corp., 3.90%, 11/15/21		100	100,427
Energy Transfer Partners LP:
5.75%, 09/01/20		150	155,136
4.15%, 10/01/20		130	131,675
5.20%, 02/01/22		370	384,189
5.00%, 10/01/22		240	248,562
3.60%, 02/01/23		185	181,811
6.50%, 02/01/42		100	109,824
5.30%, 04/15/47		50	48,442
Enterprise Products Operating LLC:
5.20%, 09/01/20		100	103,597
2.85%, 04/15/21		100	98,741
6.45%, 09/01/40		106	129,365
4.45%, 02/15/43		92	89,200
4.90%, 05/15/46		40	41,367
4.25%, 02/15/48		15	14,120
Series E, (LIBOR USD 3 Month + 3.03%), 5.25%, 08/16/77(b)		75	69,892
EOG Resources, Inc.:
2.45%, 04/01/20		65	64,378
2.63%, 03/15/23		175	168,636
Exxon Mobil Corp., 3.04%, 03/01/26		50	48,498
Hess Corp.:
5.60%, 02/15/41		75	76,154
5.80%, 04/01/47		70	73,721
Kinder Morgan Energy Partners LP:
5.00%, 10/01/21		550	571,438
4.15%, 03/01/22		50	50,578
3.50%, 09/01/23		70	68,444
6.38%, 03/01/41		257	292,998
Kinder Morgan, Inc.:
3.05%, 12/01/19		16	15,982
3.15%, 01/15/23		230	223,749
5.55%, 06/01/45		39	41,222
Marathon Oil Corp., 4.40%, 07/15/27		160	159,984

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp., 4.75%, 09/15/44	USD	84	$81,205
MPLX LP:
3.38%, 03/15/23		50	48,949
4.88%, 12/01/24		100	103,752
4.50%, 04/15/38		40	37,700
4.70%, 04/15/48		80	74,552
Noble Energy, Inc.:
5.25%, 11/15/43		25	24,658
5.05%, 11/15/44		25	24,217
Occidental Petroleum Corp.:
Series 1, 4.10%, 02/01/21		50	50,877
3.13%, 02/15/22		50	49,505
Pioneer Natural Resources Co.:
7.50%, 01/15/20		50	52,633
3.45%, 01/15/21		50	49,987
4.45%, 01/15/26		50	51,221
Plains All American Pipeline LP:
5.00%, 02/01/21		50	51,288
3.65%, 06/01/22		250	246,942
4.90%, 02/15/45		50	46,390
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24		155	166,388
4.20%, 03/15/28		25	24,252
Spectra Energy Partners LP, 4.75%, 03/15/24		65	67,171
Sunoco Logistics Partners Operations LP:
5.50%, 02/15/20		25	25,658
5.35%, 05/15/45		45	43,877
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28		9	10,531
Texas Eastern Transmission LP, 2.80%, 10/15/22(a)		25	23,965
TransCanada PipeLines Ltd.:
3.80%, 10/01/20		75	75,752
2.50%, 08/01/22		250	239,915
4.63%, 03/01/34		55	55,199
7.63%, 01/15/39		50	66,574
Transcanada Trust, Series 16-A, (LIBOR USD 3 Month + 4.64%), 5.87%, 08/15/76(b)		253	258,376
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28		130	127,028
Valero Energy Corp., 6.63%, 06/15/37		110	132,990
Williams Cos., Inc. (The):
4.00%, 11/15/21		50	50,459
3.60%, 03/15/22		145	144,056
3.35%, 08/15/22		360	353,514
3.70%, 01/15/23		40	39,584
4.30%, 03/04/24		175	176,552
5.75%, 06/24/44		46	49,228

			10,695,034
Paper & Forest Products — 0.0%
Georgia-Pacific LLC(a):
2.54%, 11/15/19		60	59,540
3.73%, 07/15/23		25	25,123

			84,663
Pharmaceuticals — 1.4%
Allergan Funding SCS:
2.45%, 06/15/19		150	149,504
3.45%, 03/15/22		1,017	1,010,184
4.85%, 06/15/44		96	94,893
Bayer US Finance II LLC(a):
2.20%, 07/15/22		30	28,072
4.25%, 12/15/25		300	298,156
Johnson & Johnson:
2.45%, 03/01/26		160	149,597
3.55%, 03/01/36		115	109,862
3.50%, 01/15/48		45	41,231

9

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Pharmaceuticals (continued)
Merck & Co., Inc.:
3.60%, 09/15/42	USD	50	$47,174
3.70%, 02/10/45		20	19,045
Mylan NV, 2.50%, 06/07/19		58	57,788
Novartis Capital Corp., 3.10%, 05/17/27		90	86,357
Pfizer, Inc., 4.30%, 06/15/43		120	121,435
Sanofi SA, 4.00%, 03/29/21		50	50,980
Shire Acquisitions Investments Ireland DAC:
1.90%, 09/23/19		25	24,733
2.40%, 09/23/21		190	183,519
2.88%, 09/23/23		800	761,869

			3,234,399
Professional Services — 0.0%
Verisk Analytics, Inc., 4.13%, 09/12/22		50	50,595

Road & Rail — 1.0%
Burlington Northern Santa Fe LLC:
3.60%, 09/01/20		40	40,372
3.45%, 09/15/21		40	40,312
3.00%, 04/01/25		150	145,411
4.90%, 04/01/44		75	81,213
4.15%, 04/01/45		35	34,520
Canadian National Railway Co., 3.65%, 02/03/48		75	69,452
CSX Corp.:
3.25%, 06/01/27		100	94,768
3.80%, 03/01/28		75	73,933
4.30%, 03/01/48		35	34,263
ERAC USA Finance LLC(a):
2.35%, 10/15/19		50	49,688
2.60%, 12/01/21		25	24,142
Norfolk Southern Corp.:
2.90%, 06/15/26		125	117,391
3.80%, 08/01/28		40	39,586
3.94%, 11/01/47		45	41,792
4.15%, 02/28/48		30	28,987
Penske Truck Leasing Co. LP(a):
3.05%, 01/09/20		50	49,767
3.38%, 02/01/22		300	295,804
4.25%, 01/17/23		25	25,178
2.70%, 03/14/23		115	108,733
Ryder System, Inc.:
2.88%, 09/01/20		35	34,751
3.50%, 06/01/21		500	499,542
3.40%, 03/01/23		215	212,190
3.75%, 06/09/23		40	39,909
Union Pacific Corp.:
3.35%, 08/15/46		100	84,318
4.50%, 09/10/48		80	81,592
4.80%, 09/10/58		60	62,023

			2,409,637
Semiconductors & Semiconductor Equipment — 1.1%
Analog Devices, Inc.:
2.50%, 12/05/21		100	96,223
3.13%, 12/05/23		25	24,174
3.50%, 12/05/26		50	47,888
Applied Materials, Inc.:
3.30%, 04/01/27		80	77,042
4.35%, 04/01/47		40	39,824
Broadcom Corp.:
3.00%, 01/15/22		223	217,260
3.63%, 01/15/24		85	82,585
3.88%, 01/15/27		56	52,721

Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.:
3.30%, 10/01/21	USD	50	$50,264
2.70%, 12/15/22		30	29,350
KLA-Tencor Corp.:
4.13%, 11/01/21		100	101,563
4.65%, 11/01/24		24	24,593
Lam Research Corp.:
2.75%, 03/15/20		70	69,591
2.80%, 06/15/21		295	289,938
3.80%, 03/15/25		30	29,783
NVIDIA Corp.:
2.20%, 09/16/21		395	383,591
3.20%, 09/16/26		200	191,210
QUALCOMM, Inc.:
3.00%, 05/20/22		265	260,724
2.60%, 01/30/23		55	52,871
3.25%, 05/20/27		275	258,810
4.30%, 05/20/47		30	28,192
Texas Instruments, Inc.:
2.75%, 03/12/21		105	104,211
2.90%, 11/03/27		45	42,346

			2,554,754
Software — 0.7%
Autodesk, Inc.:
3.13%, 06/15/20		30	29,856
3.60%, 12/15/22		50	49,429
3.50%, 06/15/27		75	69,857
CA, Inc.:
3.60%, 08/01/20		30	30,084
3.60%, 08/15/22		40	39,711
Microsoft Corp.:
1.55%, 08/08/21		35	33,594
2.38%, 05/01/23		30	29,026
2.40%, 08/08/26		180	165,970
3.45%, 08/08/36		70	66,741
4.10%, 02/06/37		45	46,483
3.50%, 11/15/42		175	163,060
3.70%, 08/08/46		275	263,031
Oracle Corp.:
2.80%, 07/08/21		100	99,215
2.50%, 05/15/22		110	107,063
2.65%, 07/15/26		100	92,813
3.90%, 05/15/35		75	72,583
3.85%, 07/15/36		100	96,599
4.00%, 07/15/46		104	99,112
4.00%, 11/15/47		55	52,227
VMware, Inc., 2.95%, 08/21/22		30	28,876

			1,635,330
Specialty Retail — 0.2%
Home Depot, Inc. (The):
4.20%, 04/01/43		100	100,739
3.90%, 06/15/47		75	72,234
Lowe’s Cos., Inc.:
4.65%, 04/15/42		23	23,927
3.70%, 04/15/46		77	69,919
O’Reilly Automotive, Inc., 4.63%, 09/15/21		80	82,459

			349,278
Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.:
2.50%, 02/09/22		100	97,804
2.70%, 05/13/22		75	73,713
2.40%, 01/13/23		25	24,130

10

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
2.40%, 05/03/23	USD	30	$28,843
3.25%, 02/23/26		275	268,799
4.50%, 02/23/36		50	53,755
3.85%, 05/04/43		60	57,752
4.38%, 05/13/45		150	155,962
3.85%, 08/04/46		130	124,665
3.75%, 09/12/47		30	28,204
Dell International LLC(a):
4.42%, 06/15/21		350	355,277
5.45%, 06/15/23		25	26,291
8.35%, 07/15/46		75	93,356
Hewlett Packard Enterprise Co., 3.60%, 10/15/20		150	150,611
NetApp, Inc.:
2.00%, 09/27/19		35	34,688
3.38%, 06/15/21		70	69,745
Xerox Corp.:
3.50%, 08/20/20		30	29,843
3.63%, 03/15/23		37	35,286

			1,708,724
Thrifts & Mortgage Finance — 0.1%
BPCE SA, 2.65%, 02/03/21		250	245,241

Tobacco — 0.7%
Altria Group, Inc., 5.38%, 01/31/44		39	41,942
BAT Capital Corp. (a):
2.76%, 08/15/22		830	799,739
3.56%, 08/15/27		40	37,250
4.39%, 08/15/37		40	37,213
4.54%, 08/15/47		95	87,512
Philip Morris International, Inc., 4.50%, 03/20/42		100	97,433
Reynolds American, Inc.:
3.25%, 06/12/20		85	84,826
4.45%, 06/12/25		215	216,585
7.00%, 08/04/41		98	116,363

			1,518,863
Trading Companies & Distributors — 0.6%
Air Lease Corp.:
3.88%, 04/01/21		75	75,417
3.75%, 02/01/22		200	200,370
2.63%, 07/01/22		100	95,717
2.75%, 01/15/23		80	75,861
3.25%, 03/01/25		150	140,212
Aviation Capital Group LLC(a):
2.88%, 01/20/22		100	96,866
3.88%, 05/01/23		235	232,531
GATX Corp.:
2.50%, 07/30/19		60	59,800
4.55%, 11/07/28		95	94,782
International Lease Finance Corp.:
6.25%, 05/15/19		300	305,835
5.88%, 08/15/22		65	68,760

			1,446,151
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 9.00%, 11/15/18(a)		65	65,403
Vodafone Group plc:
3.75%, 01/16/24		70	69,207
4.38%, 02/19/43		55	49,461
5.25%, 05/30/48		60	60,239

			244,310
Total Corporate Bonds — 50.2% (Cost: $116,636,045)			115,034,233

Security		Par (000)		Value
Equity-Linked Notes — 3.6%
Aerospace & Defense — 0.2%(a)
Royal Bank of Canada (Lockheed Martin Corp.), 10.17%, 10/12/18	USD	—	(h)	$103,525
Royal Bank of Canada (United Technologies Corp.), 11.01%, 10/19/18		1		102,315

				205,840
Air Freight & Logistics — 0.1%
Royal Bank of Canada (CH Robinson Worldwide, Inc.), 11.22%, 10/12/18(a)		1		102,459

Airlines — 0.1%
JPMorgan Structured Products BV (Delta Air Lines, Inc.), 13.20%, 10/10/18		1		79,558
Merrill Lynch International & Co. (United Continental Holdings, Inc.), 10.83%, 10/04/18		1		105,212

				184,770
Auto Components — 0.1%
Canadian Imperial Bank of Commerce (Continental AG), 11.88%, 11/05/18	EUR	1		102,244

Automobiles — 0.1%
Canadian Imperial Bank of Commerce (Renault SA):
15.94%, 11/02/18		1		51,871
15.20%, 11/05/18		1		51,870
HSBC Bank plc (Bayerische Motoren Werke AG):
7.51%, 11/01/18	USD	—	(h)	35,243
7.70%, 11/02/18	EUR	—	(h)	35,259

				174,243
Banks — 0.4%
Canadian Imperial Bank of Commerce (Citigroup Capital XIII), 12.03%, 10/11/18	USD	1		100,343
Canadian Imperial Bank of Commerce (Wells Fargo & Co.), 8.65%, 10/11/18		2		89,159
Citigroup, Inc. (Bank of America Corp.), 15.54%, 10/12/18(a)		3		95,247
Citigroup, Inc. (JPMorgan Chase & Co.), 15.53%, 10/11/18(a)		1		98,312
Merrill Lynch International & Co. (ING Groep NV), 10.00%, 10/31/18		8		100,400
Merrill Lynch International & Co. (Societe Generale SA), 10.30%, 10/31/18	EUR	2		100,511
Nomura Bank International plc (KeyCorp), 13.06%, 10/17/18	USD	4		72,055
Nomura Bank International plc (SunTrust Banks, Inc.):
11.40%, 10/17/18		1		34,686
11.38%, 10/18/18		1		34,699
Societe Generale SA (Comerica, Inc.):
17.30%, 10/12/18		1		46,684
16.19%, 10/15/18		1		46,741

				818,837
Beverages — 0.1%
BNP Paribas SA (Molson Coors Brewing Co.)(a):
11.50%, 10/29/18		1		34,244
11.54%, 10/30/18		1		34,246
Merrill Lynch International & Co. (Anheuser-Busch InBev SA/NV), 10.80%, 10/25/18		1		97,461

				165,951
Biotechnology — 0.1%
BNP Paribas SA (AbbVie, Inc.), 15.28%, 10/23/18		1		77,830
Citigroup, Inc. (Abcam plc), 12.43%, 10/29/18(a)		1		102,372

				180,202

11

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)		Value
Capital Markets — 0.0%
Citigroup, Inc. (Morgan Stanley), 12.87%, 10/16/18(a)	USD	2		$94,952
Nomura Bank International plc (E*TRADE Financial Corp.):
12.73%, 10/15/18		1		33,043
12.75%, 10/16/18		1		33,039
Royal Bank of Canada (Goldman Sachs Group, Inc. (The)), 12.85%, 10/12/18(a)		—	(h)	95,657

				256,691
Chemicals — 0.1%
Credit Suisse AG (Mosaic Co. (The)):
15.60%, 10/31/18		2		50,823
15.75%, 11/01/18		2		50,800
Merrill Lynch International & Co. (Huntsman Corp.):
15.59%, 10/22/18		1		33,342
15.58%, 10/23/18		1		32,083
Royal Bank of Canada (LyondellBasell Industries NV), 11.97%, 11/02/18(a)		1		70,542

				237,590
Consumer Finance — 0.1%
Royal Bank of Canada (Synchrony Financial), 12.67%, 10/04/18(a)		3		102,003
Societe Generale SA (American Express Co.):
12.41%, 10/15/18		—	(h)	50,537
12.79%, 10/16/18		—	(h)	50,526

				203,066
Diversified Telecommunication Services — 0.2%
HSBC Bank plc (Telecom Italia SpA), 22.74%, 11/02/18	EUR	161		98,672
Merrill Lynch International & Co. (Telefonica SA), 12.60%, 10/31/18		13		101,588
Royal Bank of Canada (Verizon Communications, Inc.), 19.08%, 10/19/18(a)	USD	2		96,348

				296,608
Electrical Equipment — 0.0%
Credit Suisse AG (Rockwell Automation, Inc.):
10.90%, 10/19/18		—	(h)	39,269
10.60%, 10/22/18		—	(h)	39,275

				78,544
Food & Staples Retailing — 0.1%
Toronto-Dominion Bank (The) (Costco Wholesale Corp.), 9.57%, 10/02/18		—	(h)	102,870

Food Products — 0.1%
Canadian Imperial Bank of Commerce (Danone SA), 7.07%, 11/05/18	EUR	1		102,219

Gas Utilities — 0.0%
BNP Paribas SA (Superior Plus Corp.), 19.17%, 11/15/18	USD	—	(h)	37,918

Health Care Equipment & Supplies — 0.1%
BNP Paribas SA (Abbott Laboratories):
8.28%, 10/17/18		1		39,123
8.30%, 10/18/18		1		39,126
Canadian Imperial Bank of Commerce (Koninklijke Philips NV), 11.88%, 10/18/18	EUR	2		103,433
Merrill Lynch International & Co. (Boston Scientific Corp.):
13.50%, 10/19/18	USD	1		39,399
13.22%, 10/22/18		1		39,422

				260,503
Health Care Providers & Services — 0.1%
Citigroup, Inc. (Anthem, Inc.)(a):
10.89%, 10/29/18		—	(h)	50,834
10.88%, 10/30/18		—	(h)	50,826
Goldman Sachs International (Cardinal Health, Inc.), 13.64%, 10/23/18		1		52,464

Security		Par (000)		Value
Health Care Providers & Services (continued)
Royal Bank of Canada (Cigna Corp.), 11.19%, 10/23/18(a)	USD	—	(h)	$75,885
Societe Generale SA (UnitedHealth Group, Inc.), 7.64%, 10/12/18		—	(h)	99,411

				329,420
Hotels, Restaurants & Leisure — 0.1%
Citigroup, Inc. (Domino’s Pizza, Inc.)(a):
20.34%, 10/19/18		—	(h)	50,985
19.33%, 10/22/18		—	(h)	51,005
Citigroup, Inc. (Las Vegas Sands Corp.), 18.95%, 10/22/18(a)		2		91,069
Royal Bank of Canada (Chipotle Mexican Grill, Inc.), 14.55%, 10/19/18(a)		—	(h)	70,995
Royal Bank of Canada (McDonald’s Corp.), 7.16%, 10/19/18(a)		1		101,231
Societe Generale SA (Hilton Worldwide Holdings, Inc.), 10.51%, 10/22/18		1		75,542

				440,827
Household Durables — 0.0%
BNP Paribas SA (DR Horton, Inc.):
18.22%, 11/02/18		1		49,321
17.60%, 11/05/18		1		49,344

				98,665
Household Products — 0.0%
Royal Bank of Canada (Clorox Co. (The))(a):
9.24%, 10/23/18		—	(h)	39,016
9.25%, 10/23/18		—	(h)	39,002

				78,018
Insurance — 0.0%
Canadian Imperial Bank of Commerce (Prudential Financial, Inc.):
10.51%, 11/01/18		—	(h)	37,845
10.45%, 11/02/18		—	(h)	37,834

				75,679
Internet Software & Services — 0.0%
Royal Bank of Canada (Facebook, Inc.), 11.97%, 10/19/18(a)		—	(h)	66,965

IT Services — 0.1%
Goldman Sachs International (Mastercard, Inc.), 11.79%, 10/23/18		—	(h)	77,712
Nomura Bank International plc (Visa, Inc.), 9.56%, 10/18/18		1		77,246
Societe Generale SA (International Business Machines Corp.), 8.18%, 10/15/18		1		102,144

				257,102
Machinery — 0.1%
Goldman Sachs International (Caterpillar, Inc.):
14.01%, 10/24/18		1		105,065
14.86%, 10/25/18		1		77,061

				182,126
Media — 0.1%
BNP Paribas SA (Comcast Corp.), 19.35%, 10/22/18		3		98,656

Metals & Mining — 0.0%
Canadian Imperial Bank of Commerce (Osisko Gold Royalties Ltd.):
9.23%, 11/14/18	EUR	—	(h)	50,975
9.18%, 11/15/18		—	(h)	50,979
HSBC Bank plc (ArcelorMittal):
21.00%, 10/26/18		2		52,046
20.07%, 10/29/18		2		52,067

				206,067
Multiline Retail — 0.1%(a)
BNP Paribas SA (Dollar General Corp.), 11.19%, 11/21/18	USD	1		100,085
Citigroup, Inc. (Kohl’s Corp.), 23.70%, 11/16/18		1		98,209

				198,294

12

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)		Value
Multi-Utilities — 0.1%
Canadian Imperial Bank of Commerce (DTE Energy Co.), 8.60%, 10/29/18	EUR	6		$99,586

Oil, Gas & Consumable Fuels — 0.1%
HSBC Bank plc (BP plc):
12.89%, 10/25/18	GBP	5		39,033
12.37%, 10/26/18		5		39,387
HSBC Bank plc (ConocoPhillips), 17.27%, 10/22/18	USD	1		104,060
HSBC Bank plc (Eni SpA):
16.59%, 10/22/18	EUR	1		27,957
15.12%, 10/23/18		2		46,067

				256,504
Personal Products — 0.1%
BNP Paribas SA (Estee Lauder Cos., Inc. (The)), 10.44%, 10/30/18(a)	USD	1		100,234
Canadian Imperial Bank of Commerce (Unilever NV), 10.17%, 11/22/18	EUR	2		100,180

				200,414
Pharmaceuticals — 0.1%
BNP Paribas SA (Bristol-Myers Squibb Co.):
16.14%, 10/22/18	USD	1		51,035
15.99%, 10/23/18		1		51,012
Canadian Imperial Bank of Commerce (Novartis AG), 8.16%, 10/16/18	CHF	1		101,942
Citigroup, Inc. (Allergan plc)(a):
12.61%, 10/26/18	USD	—	(h)	50,376
12.08%, 10/29/18		—	(h)	50,384

				304,749
Road & Rail — 0.1%
BNP Paribas SA (CSX Corp.)(a):
11.96%, 10/12/18		1		49,625
11.30%, 10/15/18		1		49,646
BNP Paribas SA (Norfolk Southern Corp.), 11.71%, 10/22/18		—	(h)	80,125
BNP Paribas SA (Union Pacific Corp.), 9.64%, 10/22/18		1		102,484

				281,880
Semiconductors & Semiconductor Equipment — 0.1%
HSBC Bank plc (Intel Corp.), 8.90%, 10/04/18		2		99,524
HSBC Bank plc (NVIDIA Corp.), 14.86%, 11/06/18(a)		—	(h)	100,169
Nomura Bank International plc (Texas Instruments, Inc.):
12.35%, 10/22/18		—	(h)	35,045
12.34%, 10/23/18		—	(h)	35,045

				269,783
Software — 0.2%
Citigroup, Inc. (Vmware, Inc.), 11.93%, 11/28/18		1		101,779
Merrill Lynch International & Co. (SAP SE):
7.75%, 10/16/18		—	(h)	38,302
7.85%, 10/17/18		—	(h)	38,248
11.20%, 10/19/18		1		101,858

				280,187
Specialty Retail — 0.2%
Canadian Imperial Bank of Commerce (Home Depot, Inc. (The)), 9.11%, 10/04/18		1		104,510
Citigroup, Inc. (Ross Stores, Inc.), 11.49%, 11/16/18(a)		1		102,154
Goldman Sachs International (Burlington Stores, Inc.), 15.61%, 11/15/18		1		99,434
Goldman Sachs International (TJX Cos, Inc. (The)), 10.49%, 11/14/18		1		101,526
Royal Bank of Canada (O’Reilly Automotive, Inc.), 12.39%, 10/04/18(a)		—	(h)	104,051

				511,675

Security		Par (000)		Value
Textiles, Apparel & Luxury Goods — 0.1%
BNP Paribas SA (NIKE, Inc.), 10.67%, 11/06/18(a)	USD	1		$100,158
Canadian Imperial Bank of Commerce (LVMH Moet Hennessy Louis Vuitton SE), 14.72%, 11/22/18	EUR	—	(h)	104,583
HSBC Bank plc (Kering SA):
14.81%, 12/06/18		—	(h)	50,472
14.78%, 12/07/18		—	(h)	50,485

				305,698
Trading Companies & Distributors — 0.0%
Royal Bank of Canada (United Rentals, Inc.)(a):
20.62%, 10/15/18	USD	—	(h)	51,858
20.67%, 10/16/18		—	(h)	51,821

				103,679
Wireless Telecommunication Services — 0.0%
BNP Paribas SA (Darden Restaurants, Inc.), 14.91%, 11/06/18(a)		1		99,830

Total Equity-Linked Notes — 3.6% (Cost: $8,272,499)				8,256,359

		shares
Investment Companies — 35.6%
BlackRock Allocation Target Shares: Series A Portfolio(l)		1,769,437		17,853,620

BlackRock Funds II — Floating Rate Income Portfolio(l)		3,698,556		37,614,314

iShares 0-5 Year High Yield Corporate Bond ETF(i)(l)		298,982		14,076,072

iShares Core High Dividend ETF(l)		40,648		3,680,270

iShares International Select Dividend ETF(l)		34,638		1,130,238

iShares MBS ETF(l)		48,778		5,040,231

WisdomTree International Equity Fund		41,766		2,219,027

Total Investment Companies — 35.6% (Cost: $81,311,175)				81,613,772

		Par (000)
Non-Agency Mortgage-Backed Securities — 0.0%
Collateralized Mortgage Obligations — 0.0%
CVS Pass-Through Trust, 8.35%, 07/10/31(a)	USD	77		93,633

Total Non-Agency Mortgage-Backed Securities — 0.0% (Cost: $94,320)				93,633

Preferred Securities — 1.5%
Capital Trusts — 1.0%
Banks — 0.4%(c) (j)
Bank of America Corp., Series X, 6.25%(e)		100		105,375
Citigroup, Inc.:
5.90%		10		10,225
Series P, 5.95%		149		150,304
JPMorgan Chase & Co., Series S, 6.75%		100		109,125
M&T Bank Corp., Series F, 5.13%		50		50,375
SunTrust Banks, Inc.:
Series G, 5.05%		150		148,125
Series H, 5.12%		75		71,062
Wells Fargo & Co., Series U, 5.87%		200		210,378

				854,969

13

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Capital Markets — 0.0%
Goldman Sachs Group, Inc. (The)(c)(j):
Series M, 5.38%	USD	60	$61,200
Series P, 5.00%		42	39,636

			100,836
Consumer Finance — 0.1%(c)(j)
Discover Financial Services, Series C, 5.50%		100	98,750
General Motors Financial Co., Inc., Series A, 5.75%(e)		162	153,495

			252,245
Diversified Financial Services — 0.0%
Voya Financial, Inc., Series A, 6.12%(c(j))		50	50,813

Insurance — 0.0%
Progressive Corp. (The), Series B, 5.38%(c) (j)		40	39,900

Media — 0.2%
NBCUniversal Enterprise, Inc., 5.25%(a)(c)(e)		353	357,940

Oil, Gas & Consumable Fuels — 0.3%(c) (j)
Andeavor Logistics LP, Series A, 6.88%		400	401,800
EnLink Midstream Partners LP, Series C, 6.00%		100	90,406
Plains All American Pipeline LP, Series B, 6.12%		260	253,175

			745,381
Total Capital Trusts — 1.0% (Cost: $2,416,741)			2,402,084

		shares
Preferred Stocks — 0.3%(c)(j)
Banks — 0.1%
KeyCorp, Series E, 6.13%		8,000	213,840

Capital Markets — 0.2%
Morgan Stanley, Series K, 5.85%		15,000	381,450

Consumer Finance — 0.0%
SLM Corp., Series B, 4.03%		500	34,750

Total Preferred Stocks — 0.3% (Cost: $620,639)			630,040

Trust Preferred — 0.2%(j)
Capital Markets — 0.2%
State Street Corp., 3.33%, 06/15/47		388,000	347,260
Commercial Services & Supplies — 0.0%
ILFC E-Capital Trust I, 4.78%, 12/21/65(a)		100,000	91,000
Total Trust Preferred — 0.2% (Cost: $434,608)			438,260

Total Preferred Securities — 1.5% (Cost: $3,471,988)			3,470,384

Total Long-Term Investments — 99.2% (Cost: $228,839,662)			227,477,492

Short-Term Securities — 5.8%(k)(l)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%		332,172	332,172
SL Liquidity Series, LLC, Money Market Series, 2.27%		13,030,801	13,032,104
Total Short-Term Securities — 5.8% (Cost: $13,365,579)			13,364,276

Total Investments — 105.0% (Cost: $242,205,241)			240,835,290

Liabilities in Excess of Other Assets — (5.0)%			(11,559,577)

Net Assets — 100.0%			$229,275,713

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Perpetual security with no stated maturity date.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(h)	Amount is less than $500.

14

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Income Fund

(i)	Security, or a portion of the security, is on loan.
(j)	Variable rate security. Rate shown is the rate in effect as of period end.
(k)	Annualized 7-day yield as of period end.
(l)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the fund were as follows:

Affiliates	Shares Held at 12/31/17	Shares Purchased		Shares Sold		Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,000,573			(3,668,401	)(b)	332,172	$332,172	$62,653		$—	$—
SL Liquidity Series, LLC, Money Market Series	—	13,030,801	(c)	—		13,030,801	13,032,104	45,653	(d)	(352)	(1,303)
BlackRock Allocation Target Shares: Series A Portfolio	1,081,153	688,284		—		1,769,437	17,853,620	508,528		—	(109,696)
BlackRock Funds II — Floating Rate Income Portfolio	3,091,209	1,257,312		(649,965)		3,698,556	37,614,314	1,213,566		9,462	(45,950)
iShares 0-5 Year High Yield Corporate Bond ETF	340,669	23,691		(65,378)		298,982	14,076,072	588,836		(9,076)	(8,853)
iShares 1-3 Year Credit Bond ETF	24,638	68,953		(93,591)		—	—	72,029		(57,978)	3,436
iShares Core High Dividend ETF	40,648	—		—		40,648	3,680,270	96,991		—	16,260
iShares Floating Rate Bond ETF	259,178	—		(259,178)		—	—	164,595		1,965	24,416
iShares International Select Dividend ETF	34,638	—		—		34,638	1,130,238	42,775		—	(40,181)
iShares MBS ETF	—	48,778		—		48,778	5,040,231	—		—	4,884

							$92,759,021	$2,795,626		$(55,979)	$(156,987)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents net shares purchased.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	17	12/21/18	$2,481	$727
U.S. Treasury 2 Year Note	188	12/31/18	39,618	(22,073)

				(21,346)

Short Contracts
EUR Currency	15	12/17/18	2,190	22,017
U.S. Treasury 10 Year Note	124	12/19/18	14,729	166,202
U.S. Treasury 10 Year Ultra Note	37	12/19/18	4,662	77,411
U.S. Treasury Long Bond	46	12/19/18	6,463	201,906
U.S. Treasury Ultra Bond	38	12/19/18	5,863	235,906
U.S. Treasury 5 Year Note	28	12/31/18	3,149	26,400

				729,842

				$708,496

15

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Income Fund

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pitney Bowes, Inc.	1.00%	Quarterly	Credit Suisse International	03/20/19	USD 750	$(2,422)	$504	$(2,926)
Time Warner, Inc.	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/21	USD 225	(4,367)	(1,538)	(2,829)
Western Union Co. (The)	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/21	USD 100	(640)	304	(944)

						$(7,429)	$(730)	$(6,699)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
American Tower Corp.	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/21	BBB-	USD 475	$(1,871)	$(10,128)	$8,257

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Currency

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

USD — United States Dollar

Portfolio Abbreviations

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

ETF — Exchange-Traded Fund

LIBOR — London Interbank Offered Rate

S&P — Standard & Poor’s

16

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Income Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$19,002,633	$—	$19,002,633
Corporate Bonds(a)	—	115,034,233	—	115,034,233
Equity-Linked Notes(a)	—	8,256,359	—	8,256,359
Investment Companies	81,613,772	—	—	81,613,772
Non-Agency Mortgage-Backed Securities	—	93,633	—	93,633
Preferred Securities:
Banks	213,840	854,969	—	1,068,809
Capital Markets	381,450	448,096	—	829,546
Commercial Services & Supplies	—	91,000	—	91,000
Consumer Finance	34,750	252,245	—	286,995
Diversified Financial Services	—	50,813	—	50,813
Insurance	—	39,900	—	39,900
Media	—	357,940	—	357,940
Oil, Gas & Consumable Fuels	—	745,381	—	745,381
Short-Term Securities	332,172	—	—	332,172

Subtotal	$82,575,984	$145,227,202	$—	$227,803,186

Investments valued at NAV(b)				$13,032,104

Total Investments				$240,835,290

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$8,257	$—	$8,257

17

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Managed Income Fund

	Level 1	Level 2	Level 3	Total
Equity contracts	727	—	—	727
Foreign currency exchange contracts	22,017	—	—	22,017
Interest rate contracts	707,825	—	—	707,825
Liabilities:
Credit contracts	—	(6,699)	—	(6,699)
Interest rate contracts	(22,073)	—	—	(22,073)

	$708,496	$1,558	$—	$710,054

(a)	See above Schedule of Investments for values in each industry.
(b)	As of September 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2018 there were no transfers between levels.

18

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: November 19, 2018